Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Summary Of Significant Accounting Policy [Line Items]
Number of operating Segment | Segment			1	1
Foreign exchange gains (losses)			$ (1,000,000)	$ 3,800,000	$ 2,500,000
Accrued interest or penalties		$ 0	$ 0	0	0
Percentage of qualifying R&D expenditure	33.35%	18.60%
New percentage of qualifying R&D expenditure			26.97%
R&D tax credit		$ 9,400,000	$ 9,400,000	15,600,000	10,700,000
Government grants		1,000,000	1,000,000	400,000	100,000
Cap on R&D claims to multiple of payroll taxes, maximum payable credit | £						£ 20,000
SME R&D reliefs on project basis maximum aid limited | €							€ 7,500,000
Maximum
Summary Of Significant Accounting Policy [Line Items]
Required minimum balance maintained in connection with lease		$ 100,000	100,000
Impairment loss			$ 100,000		$ 100,000
Percentage of qualifying R&D expenditure in respect of externally provided workers by connected parties or on subcontracting R&D to connected parties			15.00%
construction Flexible
Summary Of Significant Accounting Policy [Line Items]
Impairment loss				6,700,000
Software
Summary Of Significant Accounting Policy [Line Items]
Impairment loss				$ 500,000